Loan Receivable (Details) - Schedule of Loan Receivable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loan Receivable [Abstract]
Loan receivable	$ 6,800,000	$ 6,800,000
Loan interest receivable	102,000	102,000
Provision of loan receivable	(6,902,000)
Total loan receivable		$ 6,902,000